General information	6 Months Ended
Jun. 30, 2024
General Information About Financial Statements [Abstract]
General information	General information
These unaudited condensed consolidated interim financial statements (“interim financial statements”) as at and for the three and six months ended June 30, 2024 comprise the results and financial position of Nomad Foods Limited and its subsidiaries (together referred to as the “Company” or “Nomad”). Nomad (NYSE: NOMD) is Europe's leading frozen foods company. Nomad's portfolio of iconic brands, which includes Birds Eye, Findus, iglo, Ledo and Frikom, have been a part of consumers’ meals for generations, standing for great tasting food that is convenient, high quality and nutritious. Nomad is headquartered in the United Kingdom. Additional information may be found at www.nomadfoods.com.

The Company’s sales and working capital levels have historically been affected to a limited extent by seasonality. In general, sales volumes for savory frozen food are slightly higher in colder or winter months and variable production costs and working capital will vary depending on the harvesting and buying periods of seasonal raw materials, in particular vegetable crops. For example, inventory levels typically peak in August to September just after the pea harvest and as a result, more working capital is required during those months. The one exception to this is in our Adriatic business, which follows a different seasonality pattern with stronger performance through the summer months behind the ice-cream business.
Nomad is a company registered in the British Virgin Islands and domiciled for tax in the United Kingdom.